Cover	Apr. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2023
Entity File Number	333-261614
Entity Registrant Name	Welsis Corp.
Entity Central Index Key	0001887912
Entity Tax Identification Number	98-1620699
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Bulevar Mihajla Pupina 115
Entity Address, City or Town	Belgrade
Entity Address, Country	RS
Entity Address, Postal Zip Code	11070
Country Region	1
City Area Code	385
Local Phone Number	5009709
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	N/A
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true